Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory reserves [Line Item]
Advertising and market promotion expenses	$ 321,424	$ 383,603	$ 388,504
Employee social security and welfare benefits	$ 65,098	67,733	50,621
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Statutory reserves
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	$ 5,732	$ 8,979	$ 4,445
VIEs registered as PRC domestic companies
Statutory reserves [Line Item]
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%